Capital Stock and Reserves - Summary of share purchase warrant, RSU and stock option transactions (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Warrants
Share-based payments
Outstanding at beginning of period (in shares)		12,823
Exercised (in shares)		(9,657)
Cancelled (in shares)		(3,166)
Outstanding at beginning of period (in dollars per share) | $ / shares		$ 6.77
Exercised (in dollars per share) | $ / shares		6.81
Cancelled (in dollars per share) | $ / shares		$ 6.57
RSUs
Share-based payments
Outstanding at beginning of period (in shares)	1,845,339	1,835,821
Issued/granted (in shares)	533,852	607,750
Exercised (in shares)	(1,205,085)	(400,776)
Cancelled (in shares)	(162,982)	(197,456)
Outstanding at end of period (in shares)	1,011,124	1,845,339
PSUs
Share-based payments
Outstanding at beginning of period (in shares)	770,000
Issued/granted (in shares)	147,000	770,000
Cancelled (in shares)	(15,400)
Outstanding at end of period (in shares)	901,600	770,000
DSUs
Share-based payments
Outstanding at beginning of period (in shares)	86,257
Issued/granted (in shares)	163,980	86,257
Outstanding at end of period (in shares)	250,237	86,257
Stock options
Share-based payments
Outstanding at beginning of period (in shares)	4,899,918	5,033,425
Issued/granted (in shares)	3,175,093	485,151
Exercised (in shares)	(539,947)	(267,524)
Cancelled (in shares)	(516,294)	(351,134)
Outstanding at end of period (in shares)	7,018,770	4,899,918
Exercisable at end of period (in shares)	3,585,335
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 10.34	$ 10.44
Issued/granted (in dollars per share) | $ / shares	7.24	6.8
Exercised (in dollars per share) | $ / shares	5.34	3.86
Cancelled (in dollars per share) | $ / shares	10.91	11.8
Outstanding at end of period (in dollars per share) | $ / shares	9.28	$ 10.34
Exercisable at end of period (in dollars per share) | $ / shares	$ 11.2